NYSE Euronext

10012537

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

May 13, 2010

CFGNYS

001-34580

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, FIRST AMERICAN FINANCIAL CORPORATION, Common Stock, par value $0.00001 per share, and requests immediate acceleration of registration. Adequate distribution assured. Amendment No. 5 to Form 10 received on May 12, 2010. Tentative listing date – May 20, 2010.

Sincerely,

Edwin